Shareholder Report, Holdings (Details)	Feb. 28, 2025
Green California Tax-Free Income Fund - Investor Shares | California Educational Facilities Authority [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Green California Tax-Free Income Fund - Investor Shares | San Jose Financing Authority [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Green California Tax-Free Income Fund - Investor Shares | San Diego Public Facilities Financing Authority [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Green California Tax-Free Income Fund - Investor Shares | City of Los Angeles CA Wastewater System Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Green California Tax-Free Income Fund - Investor Shares | San Mateo Foster City Public Financing Authority [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Green California Tax-Free Income Fund - Investor Shares | Milpitas Unified School District [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Green California Tax-Free Income Fund - Investor Shares | Foothill-De Anza Community College District [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Green California Tax-Free Income Fund - Investor Shares | William S Hart Union High School District [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Green California Tax-Free Income Fund - Investor Shares | San Francisco Bay Area Rapid Transit District [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Green California Tax-Free Income Fund - Investor Shares | Santa Maria Joint Union High School District [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Green California Tax-Free Income Fund - Investor Shares | Long Term Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
Green California Tax-Free Income Fund - Investor Shares | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 03/31/2025 [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 11/15/2041 [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 11/15/2054 [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 05/15/2025 [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 09/30/2029 [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 08/15/2034 [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 05/15/2041 [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 03/31/2027 [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 10/31/2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 02/15/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
U.S. Government Securities Fund - Investor Shares | GNMA [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
U.S. Government Securities Fund - Investor Shares | US Treasury Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	94.10%
U.S. Government Securities Fund - Investor Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 03/31/2025 [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 11/15/2041 [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 11/15/2054 [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 05/15/2025 [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 09/30/2029 [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 08/15/2034 [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 05/15/2041 [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 03/31/2027 [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 10/31/2030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 02/15/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
U.S. Government Securities Fund - K Shares | GNMA [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
U.S. Government Securities Fund - K Shares | US Treasury Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	94.10%
U.S. Government Securities Fund - K Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
S&P 500 Index Fund - Investor Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
S&P 500 Index Fund - Investor Shares | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
S&P 500 Index Fund - Investor Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
S&P 500 Index Fund - Investor Shares | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
S&P 500 Index Fund - Investor Shares | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
S&P 500 Index Fund - Investor Shares | Alphabet - Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
S&P 500 Index Fund - Investor Shares | Berkshire Hathaway Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
S&P 500 Index Fund - Investor Shares | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
S&P 500 Index Fund - Investor Shares | Alphabet - Class C [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
S&P 500 Index Fund - Investor Shares | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
S&P 500 Index Fund - Investor Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
S&P 500 Index Fund - Investor Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
S&P 500 Index Fund - Investor Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
S&P 500 Index Fund - Investor Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
S&P 500 Index Fund - Investor Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
S&P 500 Index Fund - Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
S&P 500 Index Fund - Investor Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
S&P 500 Index Fund - Investor Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
S&P 500 Index Fund - Investor Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
S&P 500 Index Fund - Investor Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
S&P 500 Index Fund - K Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
S&P 500 Index Fund - K Shares | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
S&P 500 Index Fund - K Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
S&P 500 Index Fund - K Shares | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
S&P 500 Index Fund - K Shares | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
S&P 500 Index Fund - K Shares | Alphabet - Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
S&P 500 Index Fund - K Shares | Berkshire Hathaway Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
S&P 500 Index Fund - K Shares | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
S&P 500 Index Fund - K Shares | Alphabet - Class C [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
S&P 500 Index Fund - K Shares | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
S&P 500 Index Fund - K Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
S&P 500 Index Fund - K Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
S&P 500 Index Fund - K Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
S&P 500 Index Fund - K Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
S&P 500 Index Fund - K Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
S&P 500 Index Fund - K Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
S&P 500 Index Fund - K Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
S&P 500 Index Fund - K Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
S&P 500 Index Fund - K Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
S&P 500 Index Fund - K Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
S&P MidCap Index Fund - Investor Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
S&P MidCap Index Fund - Investor Shares | Williams-Sonoma Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
S&P MidCap Index Fund - Investor Shares | Interactive Brokers Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
S&P MidCap Index Fund - Investor Shares | Expand Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P MidCap Index Fund - Investor Shares | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - Investor Shares | RB Global Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - Investor Shares | Watsco Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - Investor Shares | Equitable Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - Investor Shares | Dynatrace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - Investor Shares | DocuSign Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - Investor Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
S&P MidCap Index Fund - Investor Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
S&P MidCap Index Fund - Investor Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
S&P MidCap Index Fund - Investor Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
S&P MidCap Index Fund - Investor Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
S&P MidCap Index Fund - Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
S&P MidCap Index Fund - Investor Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
S&P MidCap Index Fund - Investor Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
S&P MidCap Index Fund - Investor Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
S&P MidCap Index Fund - Investor Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
S&P MidCap Index Fund - K Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
S&P MidCap Index Fund - K Shares | Williams-Sonoma Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
S&P MidCap Index Fund - K Shares | Interactive Brokers Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
S&P MidCap Index Fund - K Shares | Expand Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P MidCap Index Fund - K Shares | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - K Shares | RB Global Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - K Shares | Watsco Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - K Shares | Equitable Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - K Shares | Dynatrace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - K Shares | DocuSign Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - K Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
S&P MidCap Index Fund - K Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
S&P MidCap Index Fund - K Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
S&P MidCap Index Fund - K Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
S&P MidCap Index Fund - K Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
S&P MidCap Index Fund - K Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
S&P MidCap Index Fund - K Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
S&P MidCap Index Fund - K Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
S&P MidCap Index Fund - K Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
S&P MidCap Index Fund - K Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Shelton Equity Income Fund - Investor Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Shelton Equity Income Fund - Investor Shares | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Shelton Equity Income Fund - Investor Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Shelton Equity Income Fund - Investor Shares | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Shelton Equity Income Fund - Investor Shares | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Shelton Equity Income Fund - Investor Shares | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Shelton Equity Income Fund - Investor Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Shelton Equity Income Fund - Investor Shares | The Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Shelton Equity Income Fund - Investor Shares | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Shelton Equity Income Fund - Investor Shares | AT&T Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Shelton Equity Income Fund - Investor Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Shelton Equity Income Fund - Investor Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Shelton Equity Income Fund - Investor Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
Shelton Equity Income Fund - Investor Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Shelton Equity Income Fund - Investor Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
Shelton Equity Income Fund - Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Shelton Equity Income Fund - Investor Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
Shelton Equity Income Fund - Investor Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Shelton Equity Income Fund - Investor Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
Shelton Equity Income Fund - Investor Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Shelton Equity Income Fund - K Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Shelton Equity Income Fund - K Shares | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Shelton Equity Income Fund - K Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Shelton Equity Income Fund - K Shares | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Shelton Equity Income Fund - K Shares | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Shelton Equity Income Fund - K Shares | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Shelton Equity Income Fund - K Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Shelton Equity Income Fund - K Shares | The Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Shelton Equity Income Fund - K Shares | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Shelton Equity Income Fund - K Shares | AT&T Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Shelton Equity Income Fund - K Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Shelton Equity Income Fund - K Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Shelton Equity Income Fund - K Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
Shelton Equity Income Fund - K Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Shelton Equity Income Fund - K Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
Shelton Equity Income Fund - K Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Shelton Equity Income Fund - K Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
Shelton Equity Income Fund - K Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Shelton Equity Income Fund - K Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
Shelton Equity Income Fund - K Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
S&P SmallCap Index Fund - Investor Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
S&P SmallCap Index Fund - Investor Shares | Alaska Air Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P SmallCap Index Fund - Investor Shares | Hims & Hers Health Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P SmallCap Index Fund - Investor Shares | Bath & Body Works Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - Investor Shares | VF Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - Investor Shares | Brinker International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - Investor Shares | ATI Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - Investor Shares | Mr Cooper Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
S&P SmallCap Index Fund - Investor Shares | Qorvo Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
S&P SmallCap Index Fund - Investor Shares | Terreno Realty Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
S&P SmallCap Index Fund - Investor Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
S&P SmallCap Index Fund - Investor Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
S&P SmallCap Index Fund - Investor Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
S&P SmallCap Index Fund - Investor Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
S&P SmallCap Index Fund - Investor Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
S&P SmallCap Index Fund - Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
S&P SmallCap Index Fund - Investor Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
S&P SmallCap Index Fund - Investor Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
S&P SmallCap Index Fund - Investor Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
S&P SmallCap Index Fund - Investor Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
S&P SmallCap Index Fund - K Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
S&P SmallCap Index Fund - K Shares | Alaska Air Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P SmallCap Index Fund - K Shares | Hims & Hers Health Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P SmallCap Index Fund - K Shares | Bath & Body Works Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - K Shares | VF Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - K Shares | Brinker International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - K Shares | ATI Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - K Shares | Mr Cooper Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
S&P SmallCap Index Fund - K Shares | Qorvo Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
S&P SmallCap Index Fund - K Shares | Terreno Realty Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
S&P SmallCap Index Fund - K Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
S&P SmallCap Index Fund - K Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
S&P SmallCap Index Fund - K Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
S&P SmallCap Index Fund - K Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
S&P SmallCap Index Fund - K Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
S&P SmallCap Index Fund - K Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
S&P SmallCap Index Fund - K Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
S&P SmallCap Index Fund - K Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
S&P SmallCap Index Fund - K Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
S&P SmallCap Index Fund - K Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Nasdaq-100 Index Fund - Investor Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Nasdaq-100 Index Fund - Investor Shares | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Nasdaq-100 Index Fund - Investor Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
Nasdaq-100 Index Fund - Investor Shares | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Nasdaq-100 Index Fund - Investor Shares | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Nasdaq-100 Index Fund - Investor Shares | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Nasdaq-100 Index Fund - Investor Shares | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Nasdaq-100 Index Fund - Investor Shares | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Nasdaq-100 Index Fund - Investor Shares | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Nasdaq-100 Index Fund - Investor Shares | Alphabet Inc - Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Nasdaq-100 Index Fund - Investor Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Nasdaq-100 Index Fund - Investor Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Nasdaq-100 Index Fund - Investor Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
Nasdaq-100 Index Fund - Investor Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Nasdaq-100 Index Fund - Investor Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
Nasdaq-100 Index Fund - Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Nasdaq-100 Index Fund - Investor Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Nasdaq-100 Index Fund - Investor Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Nasdaq-100 Index Fund - Investor Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	47.60%
Nasdaq-100 Index Fund - Investor Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Nasdaq-100 Index Fund - K Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Nasdaq-100 Index Fund - K Shares | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Nasdaq-100 Index Fund - K Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
Nasdaq-100 Index Fund - K Shares | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Nasdaq-100 Index Fund - K Shares | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Nasdaq-100 Index Fund - K Shares | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Nasdaq-100 Index Fund - K Shares | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Nasdaq-100 Index Fund - K Shares | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Nasdaq-100 Index Fund - K Shares | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Nasdaq-100 Index Fund - K Shares | Alphabet Inc - Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Nasdaq-100 Index Fund - K Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Nasdaq-100 Index Fund - K Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Nasdaq-100 Index Fund - K Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
Nasdaq-100 Index Fund - K Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Nasdaq-100 Index Fund - K Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
Nasdaq-100 Index Fund - K Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Nasdaq-100 Index Fund - K Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Nasdaq-100 Index Fund - K Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Nasdaq-100 Index Fund - K Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	47.60%
Nasdaq-100 Index Fund - K Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Nasdaq-100 Index Fund - Institutional Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Nasdaq-100 Index Fund - Institutional Shares | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Nasdaq-100 Index Fund - Institutional Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
Nasdaq-100 Index Fund - Institutional Shares | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Nasdaq-100 Index Fund - Institutional Shares | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Nasdaq-100 Index Fund - Institutional Shares | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Nasdaq-100 Index Fund - Institutional Shares | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Nasdaq-100 Index Fund - Institutional Shares | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Nasdaq-100 Index Fund - Institutional Shares | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Nasdaq-100 Index Fund - Institutional Shares | Alphabet Inc - Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Nasdaq-100 Index Fund - Institutional Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Nasdaq-100 Index Fund - Institutional Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Nasdaq-100 Index Fund - Institutional Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
Nasdaq-100 Index Fund - Institutional Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Nasdaq-100 Index Fund - Institutional Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
Nasdaq-100 Index Fund - Institutional Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Nasdaq-100 Index Fund - Institutional Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Nasdaq-100 Index Fund - Institutional Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Nasdaq-100 Index Fund - Institutional Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	47.60%
Nasdaq-100 Index Fund - Institutional Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Shelton Sustainable Equity Fund - Investor Shares | HA Sustainable Infrastructure CapitalÃ‚Â Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Shelton Sustainable Equity Fund - Investor Shares | Ormat Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Shelton Sustainable Equity Fund - Investor Shares | H&E Equipment Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Shelton Sustainable Equity Fund - Investor Shares | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Shelton Sustainable Equity Fund - Investor Shares | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Shelton Sustainable Equity Fund - Investor Shares | Bunge Global SA [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Shelton Sustainable Equity Fund - Investor Shares | Darling Ingredients Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Shelton Sustainable Equity Fund - Investor Shares | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Shelton Sustainable Equity Fund - Investor Shares | Aramark [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Shelton Sustainable Equity Fund - Investor Shares | Deere & Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Shelton Sustainable Equity Fund - Investor Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Shelton Sustainable Equity Fund - Investor Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
Shelton Sustainable Equity Fund - Investor Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Shelton Sustainable Equity Fund - Investor Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
Shelton Sustainable Equity Fund - Investor Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
Shelton Sustainable Equity Fund - Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Shelton Sustainable Equity Fund - Investor Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Shelton Sustainable Equity Fund - Investor Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	40.70%
Shelton Sustainable Equity Fund - Investor Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Shelton Sustainable Equity Fund - Investor Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Shelton Sustainable Equity Fund - Institutional Shares | HA Sustainable Infrastructure CapitalÃ‚Â Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Shelton Sustainable Equity Fund - Institutional Shares | Ormat Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Shelton Sustainable Equity Fund - Institutional Shares | H&E Equipment Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Shelton Sustainable Equity Fund - Institutional Shares | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Shelton Sustainable Equity Fund - Institutional Shares | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Shelton Sustainable Equity Fund - Institutional Shares | Bunge Global SA [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Shelton Sustainable Equity Fund - Institutional Shares | Darling Ingredients Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Shelton Sustainable Equity Fund - Institutional Shares | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Shelton Sustainable Equity Fund - Institutional Shares | Aramark [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Shelton Sustainable Equity Fund - Institutional Shares | Deere & Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Shelton Sustainable Equity Fund - Institutional Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Shelton Sustainable Equity Fund - Institutional Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
Shelton Sustainable Equity Fund - Institutional Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Shelton Sustainable Equity Fund - Institutional Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
Shelton Sustainable Equity Fund - Institutional Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
Shelton Sustainable Equity Fund - Institutional Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Shelton Sustainable Equity Fund - Institutional Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Shelton Sustainable Equity Fund - Institutional Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	40.70%
Shelton Sustainable Equity Fund - Institutional Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Shelton Sustainable Equity Fund - Institutional Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 03/06/2025 [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 03/11/2025 [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 03/20/2025 [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 04/24/2025 [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 03/27/2025 [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 04/08/2025 [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 06/12/2025 [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 05/01/2025 [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 07/10/2025 [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
The United States Treasury Trust - Investor Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%